Right of use assets and Lease liabilities (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Others financial liabilities	$ 1,329,262,486	$ 1,372,558,268	$ 573,651,228
Acquisitions	77,147,471	783,122,320	100,225,913
Accrual of interest	47,740,604	43,452,274	14,379,866
Change in foreing currency and unit per adjustment	43,690,723	80,211,228	26,544,550
Additions for business combinations	26,767	0	0
Increase through new leases	12,096,062	12,093,244	7,769,365
Others	(1,680,784)	(2,942,333)	1,608,599
Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(170,124,795)	(89,014,867)	(53,681,771)
Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(52,191,830)	(28,014,826)	(13,652,789)
Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	70,288,089	174,728,818	90,409,195	$ 50,380,367
Acquisitions	68,928,016	46,843,478	7,274,374
Accrual of interest	47,740,604	43,452,274	14,379,866
Change in foreing currency and unit per adjustment	1,630,074	2,680,665	3,348,442
Additions for business combinations	26,767	0	0
Increase through new leases	3,224,024	4,796,273	2,651,448
Others	(50,047,317)	103,576,626	79,709,258
Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(123,751,067)	(89,014,867)	(53,681,771)
Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(52,191,830)	(28,014,826)	(13,652,789)
Non Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	1,258,974,397	1,197,829,450	483,242,033	440,077,128
Acquisitions	8,219,455	736,278,842	92,951,539
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	42,060,649	77,530,563	23,196,108
Additions for business combinations	0	0	0
Increase through new leases	8,872,038	7,296,971	5,117,917
Others	48,366,533	(106,518,959)	(78,100,659)
Non Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(46,373,728)	0	0
Non Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Bank Borrowings [Member] | Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	24,494,870	134,737,116	76,169,204	37,754,705
Acquisitions	68,928,016	46,843,478	7,274,374
Accrual of interest	13,887,323	14,857,608	6,543,909
Change in foreing currency and unit per adjustment	2,258,552	28,076	2,102,807
Additions for business combinations	0	0	0
Increase through new leases	0	0	0
Others	(90,350,136)	78,186,302	68,762,117
Bank Borrowings [Member] | Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(86,424,860)	(73,375,368)	(40,651,624)
Bank Borrowings [Member] | Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(18,541,141)	(7,972,184)	(5,617,084)
Bank Borrowings [Member] | Non Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	174,074,170	84,839,970	114,492,596	88,151,400
Acquisitions	8,219,455	49,445,891	92,951,539
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	6,775	19,585	35,046
Additions for business combinations	0	0	0
Increase through new leases	0	0	0
Others	91,007,970	(79,118,102)	(66,645,389)
Bank Borrowings [Member] | Non Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(10,000,000)	0	0
Bank Borrowings [Member] | Non Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Bonds Payable [Member] | Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	38,650,859	30,871,086	8,087,630	7,691,023
Acquisitions	0	0	0
Accrual of interest	32,044,502	26,872,771	6,324,080
Change in foreing currency and unit per adjustment	660,734	1,559,386	532,802
Additions for business combinations	0	0	0
Increase through new leases	0	0	0
Others	33,699,675	18,577,599	6,082,158
Bonds Payable [Member] | Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(26,621,937)	(5,975,742)	(5,399,347)
Bonds Payable [Member] | Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(32,003,201)	(18,250,558)	(7,143,086)
Bonds Payable [Member] | Non Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	1,050,838,488	1,081,682,928	339,740,414	324,725,456
Acquisitions	0	686,832,951	0
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	39,228,963	73,687,162	21,146,340
Additions for business combinations	0	0	0
Increase through new leases	0	0	0
Others	(33,699,675)	(18,577,599)	(6,131,382)
Bonds Payable [Member] | Non Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(36,373,728)	0	0
Bonds Payable [Member] | Non Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Lease liabilities [member] | Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	7,142,360	9,120,616	6,152,361	4,934,639
Acquisitions	0	0	0
Accrual of interest	1,808,779	1,721,895	1,511,877
Change in foreing currency and unit per adjustment	(1,289,212)	1,093,203	712,833
Additions for business combinations	26,767	0	0
Increase through new leases	3,224,024	4,796,273	2,651,448
Others	6,603,144	6,812,725	4,864,983
Lease liabilities [member] | Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(10,704,270)	(9,663,757)	(7,630,800)
Lease liabilities [member] | Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(1,647,488)	(1,792,084)	(892,619)
Lease liabilities [member] | Non Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	34,061,739	31,306,552	29,009,023	27,200,272
Acquisitions	0	0	0
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	2,824,911	3,823,816	2,014,722
Additions for business combinations	0	0	0
Increase through new leases	8,872,038	7,296,971	5,117,917
Others	(8,941,762)	(8,823,258)	(5,323,888)
Lease liabilities [member] | Non Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Lease liabilities [member] | Non Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	$ 0	0	0
Total [Member] | Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities		$ 1,372,558,268	$ 573,651,228	$ 490,457,495